Pay vs Performance Disclosure	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (33,649,881)	¥ (229,185,974)	¥ 31,736,118